UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

THE PERKINS DISCOVERY FUND
THE PERKINS OPPORTUNITY FUND
THE PERKINS FUNDS LOGO

                               SEMI-ANNUAL REPORT

                                Six Months Ended
                               September 30, 2005

November 2, 2005

Dear Shareholders:

As many of you know by now, the Perkins Funds are currently undergoing significant change. Although the Perkins Discovery Fund has had very good performance and has outperformed its benchmarks over most time periods, the Perkins Opportunity Fund has gone through an extended period of difficult times. The Opportunity Fund has had some periods of good performance, however, during the years when the NASDAQ Composite was soaring to ever higher highs many smaller stocks languished, as did the Opportunity Fund. During this period, the Fund experienced heavy redemptions of money that had poured in during the early years. Even after the NASDAQ bubble burst, redemptions slowed but never stopped, making the Opportunity Fund difficult to manage during most of this time period. After reflecting on the shrinking asset base, increasing expense ratio and current performance history, our Board of Trustees advised us to consider our available remedies. After examining the options, the Fund's management and Board of Trustees has determined that it is in the best interest of the shareholders of the Perkins Opportunity Fund to liquidate the Fund.

The table below shows the Opportunity Fund's performance for various periods ended September 30, 2005.

                            PERKINS       RUSSELL        NASDAQ
ANNUALIZED                OPPORTUNITY       2000       COMPOSITE      S&P 500
TOTAL RETURN                 FUND          INDEX         INDEX         INDEX
------------              -----------     -------      ---------      -------
Since 2-18-93 Inception       7.09%         9.20%         9.78%       10.66%
Ten Year                     -1.33%         8.19%         7.81%        9.76%
Five Year                    -6.92%         5.07%       -10.14%       -1.50%
Three Year                    3.39%        22.59%        22.42%       16.68%
One Year                     10.95%        16.56%        13.44%       12.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. A redemption fee of 1.00% will be imposed on shares held less than three months in the Discovery Fund.

We are disappointed that it has come to this and feel an obligation to not leave our Opportunity Fund shareholders stranded. Therefore, we are encouraging our Opportunity Fund shareholders to transfer their accounts to the Perkins Discovery Fund. The Perkins Discovery Fund has outperformed its benchmarks over most time periods. More importantly, it has not experienced the inflow/redemption cycle that the Opportunity Fund did and has performed more consistently as compared to its benchmarks.

The table below shows the Discovery Fund's performance for various periods ended September 30, 2005.

                            PERKINS       RUSSELL        NASDAQ
ANNUALIZED                 DISCOVERY        2000       COMPOSITE      S&P 500
TOTAL RETURN                 FUND          INDEX         INDEX         INDEX
------------               ---------      -------      ---------      -------
Since 4-9-98 Inception       16.66%         4.51%         2.26%        2.89%
Five Year                     6.66%         5.07%       -10.14%       -1.50%
Three Year                   27.64%        22.59%        22.42%       16.68%
One Year                     15.82%        16.56%        13.44%       12.27%

As you can see, over the seven and a half years since the Discovery Fund's inception it has had an annualized total return of 16.66%, which puts it far ahead of the Russell 2000's 4.51%, the NASDAQ Composite's 2.26%, and the S&P 500's 2.89% annualized total return. It is also ahead of those same indexes for the three- and five-year periods ended September 30, 2005 and ahead of the NASDAQ and S&P for the one-year period. Therefore, we are encouraging our Opportunity Fund shareholders to transfer their accounts to the Discovery Fund. On November 7, 2005, the Discovery Fund will be making a capital gain distribution to shareholders of record as of November 4, 2005, after which taxable accounts can purchase the Discovery Fund without incurring that tax liability. OPPORTUNITY FUND SHAREHOLDERS WISHING TO EXCHANGE THEIR SHARES INTO THE DISCOVERY FUND SHOULD CALL THE TRANSFER AGENT AT (800) 280-4779.

Shareholders of the Perkins Opportunity Fund can either exchange their shares into the Perkins Discovery Fund or redeem them for cash prior to the liquidation date. If the fund's transfer agent does not receive your instructions before December 7, 2005, the Fund will redeem all shares then outstanding, if any.

In our last shareholder letter, we talked about the decennial pattern which calls for the fifth year of the decade to be the strongest and stated that if that pattern holds we could expect to see a market bottom in the near term. Instead the Market ranged up and down through the summer and into fall, but now appears to have made an October bottom.

For the six months ended September 30, 2005 the Perkins Opportunity Fund was down 1.24% and the Perkins Discovery Fund was up 11.46%, both on a total return basis. For the same period the Russell 2000 was up 8.58%, the Nasdaq Composite was up 7.63% and the S&P 500 was up 5.02%. The Opportunity Fund's under performance was due primarily to Insignia Systems, Inc., which fell from $1.30 to $0.47 during the period, despite revenues that were slightly up and losses that were smaller than the year before period. The Discovery Fund outperformed the displayed indexes for the six month period. The three biggest contributors to this performance were American Dental Partners, Inc., BTU International, Inc. and IntegraMed America, Inc.

In terms of the future of small-cap stocks, we have presented charts and tables in previous letters showing that small-cap stocks have historically outperformed large-caps coming out of recessions and that the large-cap/small-cap cycle was currently in favor of small-caps. We are now several years past the last recession; however, there have been time periods in the past when small-caps have led for as long as ten years. That being said, we feel small-cap stocks have now reached a range of normal valuation relative to large-caps. This tells us that stock selection will become even more important in the future. We cannot control the action of the market; however, we will continue to pick stocks that we believe can do well over the long term using the same bottom-up selection process that we have used in the past.

We believe the Discovery Fund is well-positioned in micro-cap growth stocks. As of September 30 its top five holdings in terms of market value are American Dental Partners Inc., BTU International Inc., Double Eagle Petroleum Co., IntegraMed Inc. and Spectranetics Corp. It also has many other holdings that we believe hold significant promise for the future.

Thank you for your continued support.

Sincerely,

/s/  Richard W. Perkins                 /s/  Daniel S. Perkins

Richard W. Perkins, C.F.A.              Daniel S. Perkins, C.F.A.
President                               Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

SMALL COMPANY INVESTING INVOLVES ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Perkins Funds nor any of its representatives may give legal or tax advice.

Investment performance for the funds reflects fee waivers in effect. In the absence of such waivers the total return would be reduced.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Funds are distributed by Quasar Distributors, LLC.  (11/05)

                               THE PERKINS FUNDS

EXPENSE EXAMPLE For the Six Months Ended September 30, 2005 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/01/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than three months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Perkins Discovery Fund        Beginning        Ending         Expenses Paid
----------------------         Account        Account       During the Period
                             Value 4/1/05  Value 9/30/05  4/1/05 - 9/30/05*<F1>
                             ------------  -------------  ---------------------
Actual                          $1,000         $1,115            $13.25
Hypothetical (5% annual
  return before expenses)       $1,000         $1,013            $12.61

Perkins Opportunity Fund      Beginning        Ending         Expenses Paid
------------------------       Account        Account       During the Period
                             Value 4/1/05  Value 9/30/05  4/1/05 - 9/30/05*<F1>
                             ------------  -------------  ---------------------
Actual                          $1,000         $  988            $12.46
Hypothetical (5% annual
  return before expenses)       $1,000         $1,013            $12.61

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

                               THE PERKINS FUNDS

THE PERKINS DISCOVERY FUND - SECTOR ALLOCATION at September 30, 2005
(Unaudited)

Consumer Discretionary                        3.9%
Consumer Staples                              2.2%
Energy                                        6.0%
Financials                                    2.9%
Health Care                                  41.1%
Industrials                                   7.0%
Information Technology                       19.3%
Manufacturing                                 0.0%
Materials                                     0.5%
Telecommunication Services                    1.8%
Cash*<F2>                                    15.3%

*<F2>  Cash equivalents and other assets less liabilities.

THE PERKINS OPPORTUNITY FUND - SECTOR ALLOCATION at September 30, 2005
(Unaudited)

Consumer Discretionary                       35.4%
Energy                                        2.6%
Financials                                    6.8%
Health Care                                  21.1%
Industrials                                  13.9%
Information Technology                        9.9%
Materials                                     3.1%
Cash*<F3>                                     7.2%

*<F3>  Cash equivalents and other assets less liabilities.

                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 84.7%

CAPITAL GOODS: 6.1%
    40,000   BTU
               International, Inc.*<F4>                             $  363,600
                                                                    ----------

COMMERCIAL SERVICES & SUPPLIES: 9.1%
    25,000   Cash Systems, Inc.*<F4>                                   171,750
     9,500   Henry Bros.
               Electronics, Inc.*<F4>                                   54,625
    26,000   IntegraMed
               America, Inc.*<F4>                                      311,740
                                                                    ----------
                                                                       538,115
                                                                    ----------

COMPUTERS: 5.9%
    50,000   Datalink Corp.*<F4>                                       203,500
    30,000   Delphax
               Technologies, Inc.*<F4>                                  88,500
    70,500   Mitek Systems, Inc.*<F4>                                   57,810
                                                                    ----------
                                                                       349,810
                                                                    ----------

ELECTRONICS: 0.9%
    50,000   Pemstar, Inc.*<F4>                                         54,500
                                                                    ----------

HEALTH CARE EQUIPMENT & SUPPLIES: 7.5%
    10,000   Micrus
               Endovascular Corp.*<F4>                                  98,900
    25,000   Sonic Innovations, Inc.*<F4>                              110,600
    25,000   Spectranetics Corp.*<F4>                                  235,250
                                                                    ----------
                                                                       444,750
                                                                    ----------

HEALTHCARE - PRODUCTS: 11.7%
    25,000   CABG Medical, Inc*<F4>                                     74,750
   100,000   CardioGenesis Corp.*<F4>                                   50,000
    30,000   Criticare Systems, Inc.*<F4>                              153,000
   125,000   Curon Medical, Inc.*<F4>                                   50,000
    30,000   MEDTOX
               Scientific, Inc.*<F4>                                   217,500
    35,000   Urologix, Inc.*<F4>                                       148,400
                                                                    ----------
                                                                       693,650
                                                                    ----------

HEALTHCARE - SERVICES: 13.1%
    15,000   American Dental
               Partners, Inc.*<F4>                                     508,800
    25,000   American Shared
               Hospital Services                                       149,750
     9,000   Psychemedics Corp.                                        122,400
                                                                    ----------
                                                                       780,950
                                                                    ----------

INTERNET: 1.6%
   150,000   Internet America, Inc.*<F4>                                96,000
                                                                    ----------

MACHINERY: 0.0%
       874   Tidel Technologies, Inc.*<F4>                                 271
                                                                    ----------

MEDIA: 1.3%
   165,000   ACT
               Teleconferencing, Inc.*<F4>                              77,550
                                                                    ----------

MINING: 0.4%
   200,000   Wits Basin Precious
               Minerals, Inc.*<F4>                                      24,000
                                                                    ----------

OIL & GAS: 6.1%
    15,000   Double Eagle
               Petroleum Co.*<F4>                                      359,250
                                                                    ----------

PERSONAL PRODUCTS: 2.1%
     8,500   Natural Health
               Trends Corp.*<F4>                                       127,415
                                                                    ----------

PHARMACEUTICALS: 3.6%
    15,000   Matrixx Initiatives, Inc.*<F4>                            213,300
                                                                    ----------

RETAIL: 2.6%
    30,000   Granite City Food &
               Brewery Ltd.*<F4>                                       155,700
                                                                    ----------

SOFTWARE & SERVICES : 4.5%
    11,000   Captiva Software Corp.*<F4>                               197,560
    10,000   eLoyalty Corp.*<F4>                                        70,000
                                                                    ----------
                                                                       267,560
                                                                    ----------

TECHNOLOGY HARDWARE & EQUIPMENT: 6.4%
    25,000   Addvantage
               Technologies
               Group, Inc.*<F4>                                         97,250
    20,000   Globecomm
               Systems, Inc.*<F4>                                      157,000
    30,000   Innovex, Inc.*<F4>                                        127,500
                                                                    ----------
                                                                       381,750
                                                                    ----------

TELECOMMUNICATIONS: 1.8%
    70,000   Multiband Corp.*<F4>                                      105,000
                                                                    ----------
TOTAL COMMON STOCKS
  (cost $4,324,813)                                                  5,033,171
                                                                    ----------

RIGHTS: 0.0%

COMPUTERS: 0.0%
     2,500   Intelli-Check, Inc. Rts.,
               Exp. 6/30/05*<F4>                                            --
                                                                    ----------
TOTAL RIGHTS:
  (cost $0)                                                                 --
                                                                    ----------

WARRANTS: 0.0%

HEALTHCARE - PRODUCTS: 0.0%
     4,500   Hypertension
               Diagnostics, Inc. Wts.,
               Exp. 1/23/06*<F4>                                           225
                                                                    ----------
TOTAL WARRANTS:
  (cost $0)                                                                225
                                                                    ----------

SHORT-TERM INVESTMENT: 16.8%

MONEY MARKET INVESTMENT: 16.8%
 1,000,070   SEI Daily Income
               Trust Government
               Fund - Class B
               (cost $1,000,070)                                     1,000,070
                                                                    ----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $5,324,883):  101.5%                                         6,033,466
Liabilities in excess
  of Other Assets: (1.5)%                                              (90,002)
                                                                    ----------
NET ASSETS: 100.0%                                                  $5,943,464
                                                                    ----------
                                                                    ----------

*<F4>  Non-income producing security.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 92.8%

COMMERCIAL SERVICES & SUPPLIES: 15.5%
   100,000   Danka Business
               Systems PLC ADR*<F5>                                $   267,000
    10,000   Deluxe Corp.                                              401,600
    12,500   G&K Services, Inc.                                        492,375
    10,000   School Specialty, Inc.*<F5>                               487,800
                                                                   -----------
                                                                     1,648,775
                                                                   -----------

DIVERSIFIED FINANCIALS: 6.8%
    35,000   Cash America
               International, Inc.                                     726,250
                                                                   -----------

ENERGY: 2.6%
    35,000   Transmontaigne, Inc.*<F5>                                 279,650
                                                                   -----------

HEALTH CARE EQUIPMENT & SERVICES: 18.0%
   400,000   Health Fitness Corp.*<F5>                                 916,000
    27,500   Possis Medical, Inc.*<F5>                                 301,400
   240,000   SpectraScience, Inc.*<F5>+<F7>                            216,000
    12,500   SurModics, Inc.*<F5>                                      483,625
                                                                   -----------
                                                                     1,917,025
                                                                   -----------

HOTELS RESTAURANTS & LEISURE: 1.0%
    25,000   Empire Resorts, Inc.*<F5>                                 112,750
                                                                   -----------

INTERNET: 3.7%
    15,000   NetFlix, Inc.*<F5>                                        389,850
                                                                   -----------

MATERIALS: 3.0%
    10,000   Schnitzer Steel
               Industries, Inc.                                        325,700
                                                                   -----------

MEDIA: 3.2%
   725,000   Insignia Systems, Inc.*<F5>                               337,850
                                                                   -----------

PHARMACEUTICALS & BIOTECHNOLOGY: 3.1%
    25,000   Cambridge Antibody
               Technology Group
               PLC ADR*<F5>                                            327,750
                                                                   -----------

RETAILING: 22.9%
    75,000   Appliance Recycling
               Centers of
               America, Inc.*<F5>                                      390,000
    20,000   Guitar Center, Inc.*<F5>                                1,104,200
    25,000   Regis Corp.                                               945,500
                                                                   -----------
                                                                     2,439,700
                                                                   -----------

TECHNOLOGY HARDWARE & EQUIPMENT: 9.9%
    50,000   Ciprico, Inc.*<F5>                                        224,325
   400,000   Integrated Security
               Systems, Inc.*<F5>                                       84,000
    25,000   M-Systems Flash Disk
               Pioneers Ltd.*<F5>#<F6>                                 748,000
                                                                   -----------
                                                                     1,056,325
                                                                   -----------

TRANSPORTATION: 3.1%
    40,000   Mesa Air Group, Inc.*<F5>                                 330,000
                                                                   -----------
TOTAL COMMON STOCKS
(cost $12,065,533)                                                   9,891,625
                                                                   -----------

SHORT-TERM INVESTMENT: 7.6%

MONEY MARKET INVESTMENT: 7.6%
   811,517   SEI Daily Income
               Trust Government
               Fund - Class B
               (cost $811,517)                                         811,517
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $12,877,050):  100.4%                                       10,703,142
Liabilities in excess
  of Other Assets: (0.4)%                                              (42,101)
                                                                   -----------
NET ASSETS: 100.0%                                                 $10,661,041
                                                                   -----------
                                                                   -----------

ADR - American Depositary Receipt.
*<F5>  Non-income producing security.
#<F6>  U.S. security of foreign issuer.
+<F7> Security valued at its fair value under the supervision of the Board of Trustees.

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

                                                   DISCOVERY       OPPORTUNITY
                                                      FUND             FUND
                                                   ---------       -----------
ASSETS
   Investments in securities, at value
     (cost $5,324,883 and
     $12,877,050, respectively)                    $6,033,466      $10,703,142
   Receivables:
       Investments sold                                    --            9,410
       Fund shares sold                                 2,000               --
       Due from Advisor                                 2,110               --
       Dividends and interest                           2,935            2,367
   Prepaid expenses                                     7,755            5,135
                                                   ----------      -----------
           Total assets                             6,048,266       10,720,054
                                                   ----------      -----------
LIABILITIES
   Payables:
       Securities purchased                            60,249               --
       Fund shares redeemed                             8,969               --
       Advisory fees                                       --            6,185
       Administration fees                              2,466            2,466
       Custody fees                                       871              844
       Distribution fees                                2,746            6,695
       Fund accounting fees                             7,378            7,670
       Transfer agent fees                              8,495           13,619
       Chief compliance officer fees                      750              750
   Accrued expenses and other liabilities              12,878           20,784
                                                   ----------      -----------
           Total liabilities                          104,802           59,013
                                                   ----------      -----------
NET ASSETS                                         $5,943,464      $10,661,041
                                                   ----------      -----------
                                                   ----------      -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ($5,943,464/236,779
     and $10,661,041/746,288, respectively,
     of unlimited shares authorized without
     par value)                                        $25.10           $14.29
                                                       ------           ------
                                                       ------           ------
COMPONENTS OF NET ASSETS
   Paid-in capital                                 $4,104,271      $26,028,582
   Accumulated net investment loss                    (62,573)        (113,619)
   Accumulated net realized
     gain (loss) on investments                     1,193,183      (13,080,014)
   Net unrealized appreciation
     (depreciation) on investments                    708,583       (2,173,908)
                                                   ----------      -----------
           Net assets                              $5,943,464      $10,661,041
                                                   ----------      -----------
                                                   ----------      -----------

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2005
(Unaudited)

                                                      DISCOVERY     OPPORTUNITY
                                                        FUND           FUND
                                                      ---------     -----------
INVESTMENT INCOME
   Income
       Dividends                                      $  7,462       $  12,527
       Interest                                          5,409          12,786
                                                      --------       ---------
           Total income                                 12,871          25,313
                                                      --------       ---------
   Expenses
       Advisory fees                                    30,178          51,101
       Administration fees                              15,041          15,041
       Transfer agent fees                              13,537          22,061
       Fund accounting fees                             11,029          11,029
       Registration fees                                 8,524           8,524
       Audit fees                                        8,273           8,273
       Distribution fees                                 7,544          13,632
       Legal fees                                        3,009           3,009
       Trustee fees                                      2,807           2,807
       Reports to shareholders                           2,256           5,265
       Custody fees                                      1,804           1,804
       Miscellaneous                                     1,509           1,633
       Chief compliance officer fees                     1,500           1,500
       Insurance expense                                   452             551
                                                      --------       ---------
           Total expenses                              107,463         146,230
           Less: fees waived (see Note 3)              (32,019)         (7,298)
                                                      --------       ---------
           Net expenses                                 75,444         138,932
                                                      --------       ---------
               NET INVESTMENT LOSS                     (62,573)       (113,619)
                                                      --------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss)
     on investments                                    701,583        (405,191)
   Change in net unrealized appreciation
     (depreciation) on investments                     (41,104)        357,676
                                                      --------       ---------
       Net realized and unrealized
         gain (loss) on investments                    660,479         (47,515)
                                                      --------       ---------
           NET INCREASE (DECREASE) IN NET ASSETS
             RESULTING FROM OPERATIONS                $597,906       $(161,134)
                                                      --------       ---------
                                                      --------       ---------

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2005#<F10>      MARCH 31, 2005
                                                ------------------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                 $  (62,573)              $ (182,994)
   Net realized gain on investments                       701,583                  696,711
   Change in net unrealized appreciation/
     (depreciation) on investments                        (41,104)                (608,842)
                                                       ----------               ----------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS                 597,906                  (95,125)
                                                       ----------               ----------

CAPITAL SHARE TRANSACTIONS
   From net realized gain                                      --                 (231,866)
                                                       ----------               ----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets
     derived from net change
     in outstanding shares (a)<F8>(b)<F9>              (1,402,544)                (871,143)
                                                       ----------               ----------
       TOTAL DECREASE IN NET ASSETS                      (804,638)              (1,198,134)
                                                       ----------               ----------

NET ASSETS
   Beginning of Period                                  6,748,102                7,946,236
                                                       ----------               ----------
   END OF PERIOD                                       $5,943,464               $6,748,102
                                                       ----------               ----------
                                                       ----------               ----------

(a)<F8>  A summary of capital share transactions is as follows:

                                          SIX MONTHS ENDED                  YEAR ENDED
                                      SEPTEMBER 30, 2005#<F10>            MARCH 31, 2005
                                      ------------------------       --------------------------
                                      Shares          Value           Shares           Value
                                      -------      -----------       --------       -----------
Shares sold                             2,938      $    68,682        159,784       $ 3,803,611
Shares issued in reinvestment
  of distributions                         --               --          8,332           206,226
Shares redeemed (b)<F9>               (65,828)      (1,471,226)      (209,417)       (4,880,980)
                                      -------      -----------       --------       -----------
Net increase (decrease)               (62,890)     $(1,402,544)       (41,301)        $(871,143)
                                      -------      -----------       --------       -----------
                                      -------      -----------       --------       -----------

(b)<F9> Net of redemption fees of $2,882 and $17,810, respectively.

#<F10>  Unaudited.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                    SIX MONTHS ENDED            YEAR ENDED
                                                SEPTEMBER 30, 2005#<F13>      MARCH 31, 2005
                                                ------------------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                $  (113,619)             $  (278,399)
   Net realized loss on investments                      (405,191)              (1,916,078)
   Change in net unrealized appreciation/
     (depreciation) on investments                        357,676                1,539,518
                                                      -----------              -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                       (161,134)                (654,959)
                                                      -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets
     derived from net change
     in outstanding shares (a)<F11>(b)<F12>            (1,064,492)              (3,035,012)
                                                      -----------              -----------
       TOTAL DECREASE IN NET ASSETS                    (1,225,626)              (3,689,971)
                                                      -----------              -----------

NET ASSETS
   Beginning of Period                                 11,886,667               15,576,638
                                                      -----------              -----------
   END OF PERIOD                                      $10,661,041              $11,886,667
                                                      -----------              -----------
                                                      -----------              -----------

(a)<F11>  A summary of capital share transactions is as follows:

                                          SIX MONTHS ENDED                  YEAR ENDED
                                      SEPTEMBER 30, 2005#<F13>            MARCH 31, 2005
                                      ------------------------       --------------------------
                                      Shares          Value           Shares           Value
                                      -------      -----------       --------       -----------
Shares sold                             4,063      $    56,156         73,374       $ 1,157,914
Shares redeemed (b)<F12>              (79,214)      (1,120,648)      (287,942)       (4,192,926)
                                      -------      -----------       --------       -----------
Net decrease                          (75,151)     $(1,064,492)      (214,568)      $(3,035,012)
                                      -------      -----------       --------       -----------
                                      -------      -----------       --------       -----------

(b)<F12>  Net of redemption fees of $1,271 and $9,712, respectively.

#<F13>    Unaudited.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                               SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                                SEPTEMBER 30,     -----------------------------------------------------------
                                                  2005#<F14>      2005          2004          2003          2002         2001
                                               ----------------   ----          ----          ----          ----         ----
Net asset value,
  beginning of period                               $22.52       $23.30        $13.58        $18.61        $16.25       $40.22
                                                    ------       ------        ------        ------        ------       ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.26)       (0.61)        (0.50)        (0.40)        (0.11)       (0.33)
   Net realized and
     unrealized gain (loss)
     on investments                                   2.83         0.49         10.03         (4.66)         4.59       (15.45)
                                                    ------       ------        ------        ------        ------       ------
   Total from investment
     operations                                       2.57        (0.12)         9.53         (5.06)         4.48       (15.78)
                                                    ------       ------        ------        ------        ------       ------

LESS DISTRIBUTIONS:
   From net realized gain                               --        (0.72)           --         (0.07)        (2.13)       (8.19)
   Paid-in capital
     from redemption
     fees (Note 2)                                    0.01         0.06          0.19          0.10          0.01           --
                                                    ------       ------        ------        ------        ------       ------
Net asset value,
  end of period                                     $25.10       $22.52        $23.30        $13.58        $18.61       $16.25
                                                    ------       ------        ------        ------        ------       ------
                                                    ------       ------        ------        ------        ------       ------
Total return                                         11.46%^      (0.54)%       71.58%       (26.65)%       28.37%      (41.40)%
                                                         <F16>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                                  $ 5.9        $ 6.7         $ 7.9         $ 3.0         $ 6.9        $ 1.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                                3.56%+       2.93%         2.94%         4.56%         7.49%       10.86%
                                                         <F15>
   After fees waived and
     expenses absorbed                                2.50%+       2.50%         2.50%         2.50%         2.50%        2.50%
                                                         <F15>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                               (3.13)%+     (2.67)%       (2.79)%       (4.20)%       (6.87)%     (10.03)%
                                                          <F15>
   After fees waived and
     expenses absorbed                               (2.07)%+     (2.24)%       (2.35)%       (2.14)%       (1.88)%      (1.67)%
                                                          <F15>
   Portfolio turnover rate                           11.95%^      35.52%       103.20%        54.67%        49.92%       73.76%
                                                         <F16>

#<F14>    Unaudited.
+<F15>    Annualized.
^<F16>    Not Annualized.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                               SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                                SEPTEMBER 30,     -----------------------------------------------------------
                                                  2005#<F17>      2005          2004          2003          2002         2001
                                               ----------------   ----          ----          ----          ----         ----
Net asset value,
  beginning of period                               $14.47       $15.04        $10.22        $16.88        $17.33       $24.85
                                                    ------       ------        ------        ------        ------       ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.15)       (0.34)        (0.33)        (0.31)        (0.36)       (0.31)
   Net realized and
     unrealized gain (loss)
     on investments                                  (0.03)       (0.24)         5.14         (6.38)        (0.36)       (7.21)
                                                    ------       ------        ------        ------        ------       ------
       Total from investment
         operations                                  (0.18)       (0.58)         4.81         (6.69)        (0.72)       (7.52)
                                                    ------       ------        ------        ------        ------       ------
   Paid-in capital
     from redemption
     fees (Note 2)                                      --         0.01          0.01          0.03          0.27           --
                                                    ------       ------        ------        ------        ------       ------
Net asset value,
  end of period                                     $14.29       $14.47        $15.04        $10.22        $16.88       $17.33
                                                    ------       ------        ------        ------        ------       ------
                                                    ------       ------        ------        ------        ------       ------
Total return                                         (1.24)%^     (3.79)%       47.16%       (39.45)%       (2.60)%     (30.26)%
                                                          <F19>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                                  $10.7       $ 11.9        $ 15.6        $ 13.9        $ 26.1       $ 29.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived                                 2.63%+       2.45%         2.30%         2.42%         2.24%        2.20%
                                                         <F18>
   After fees waived                                  2.50%+       2.45%         2.30%         2.42%         2.24%        2.20%
                                                         <F18>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived                                (2.17)%+     (2.14)%       (2.03)%       (2.03)%       (1.94)%      (1.53)%
                                                          <F18>
   After fees waived                                 (2.04)%+     (2.14)%       (2.03)%       (2.03)%       (1.94)%      (1.53)%
                                                          <F18>
   Portfolio turnover rate                            5.95%^      38.61%        19.31%        10.72%        23.70%       30.08%
                                                         <F19>

#<F17>    Unaudited.
+<F18>    Annualized.
^<F19>    Not Annualized.

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and the Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and the Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which reliable market quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to differing treatments for net operating losses.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than three months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the six months ended September 30, 2005, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee from the Perkins Discovery Fund at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period April 1, 2005 through August 31, 2005, the Advisor was entitled to a monthly fee from the Perkins Opportunity Fund at the annual rate of 1.00% based upon the average net assets of the Fund. Effective September 1, 2005, the annual rate paid by the Perkins Opportunity Fund was reduced to 0.50%. For the six months ended September 30, 2005, the Perkins Discovery Fund and the Perkins Opportunity Fund incurred $30,178 and $51,101, respectively, in advisory fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for each Fund to the extent necessary to limit that Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. For the six months ended September 30, 2005, the Advisor voluntarily waived fees of $32,019 and $7,298 for the Perkins Discovery Fund and the Perkins Opportunity Fund, respectively.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

At September 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor was $183,114 and $7,298 on behalf of the Perkins Discovery Fund and the Perkins Opportunity Fund, respectively. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                                    March 31,
                                      2006       2007       2008       2009
                                      ----       ----       ----       ----
The Perkins Discovery Fund          $84,425    $31,661     $35,009    $32,019
The Perkins Opportunity Fund        $    --    $    --     $    --    $ 7,298

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million                  $30,000
     $12 to $50 million                 0.25% of average daily net assets
     $50 to $100 million                0.20% of average daily net assets
     $100 to $200 million               0.15% of average daily net assets
     Over $200 million                  0.10% of average daily net assets

For the six months ended September 30, 2005, the Perkins Discovery Fund and the Perkins Opportunity Fund each incurred an administration fee of $15,041.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Funds. Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator or Distributor.

For the six months ended September 30, 2005 the Perkins Discovery Fund and Perkins Opportunity Fund were each allocated $1,500 of the Chief Compliance Officer fee.

NOTE 4 - DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the "Plan(s)") in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that the Funds may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds.

The Perkins Discovery Fund pays a fee to the Advisor as compensation for distribution-related activities, not reimbursement for specific expenses. For the six months ended September 30, 2005, the Perkins Discovery Fund paid fees of $7,544 to the Advisor.

The Perkins Opportunity Fund pays a fee to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended September 30, 2005, the Perkins Opportunity Fund paid $13,632 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities for the Perkins Discovery Fund, excluding short-term securities, was $667,359 and $2,688,666, respectively.

For the six months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities for the Perkins Opportunity Fund, excluding short-term securities, was $600,709 and $1,328,313, respectively.

NOTE 6 - REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the respective Fund in each agreement, and the Funds will make payment of for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 7 - FAIR VALUATION OF INVESTMENT

The investment in 240,000 shares of SpectraScience, Inc. in the Perkins Opportunity Fund has been valued at its fair value as determined in good faith by the Board of Trustees. On September 30, 2005, the security traded at volume of less than 38,000 shares, closing at a price of $0.95 per share. The Board valued the security at $0.90 per share, representing its fair value. In determining the security's fair value, the Board considered a number of factors including, but not limited to, the size of the Fund's position in the security and the average daily trading volume of the security. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTE 8 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by a Fund. At September 30, 2005, neither Fund held securities of an affiliated company. The security shown below was an affiliate of the Perkins Opportunity Fund at March 31, 2005, but not at September 30, 2005:

                                                                                                           Amount
                                                                                           Amount of      of Gain
                                                                                           Dividends      Realized
                                                                                            Credited      on Sale
                                                                                            to Income    of Shares
                                                                                            for the       for the
                                                                                              Six           Six
                   Shares     Market                                 Shares     Market       Months        Months
                    Held       Value     Purchases/      Sales/       Held       Value       Ended         Ended
                   3/31/05    3/31/05    Additions     Reductions    9/30/05    9/30/05     9/30/05       9/30/05
                   -------    -------    ----------    ----------    -------    -------     -------       -------
Insignia
  Systems, Inc.    725,000   $942,500        --            --        725,000   $337,850        --            --

NOTE 9 - DISTRIBUTIONS TO SHAREHOLDERS

On December 14, 2004, a distribution of $0.7180 per share was declared for the Perkins Discovery Fund. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended March 31, 2004 and 2005 was as follows:

                                           2005                2004
                                           ----                ----
     Distributions paid from:
          Long-term capital gain         $231,866            $     --

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                             The Perkins       The Perkins
                                            Discovery Fund   Opportunity Fund
                                            --------------   ----------------
     Cost of investments                      $5,981,665       $ 14,470,047
                                              ----------       ------------
     Gross tax unrealized appreciation         1,687,965          2,438,769
     Gross tax unrealized depreciation          (960,373)        (4,970,353)
                                              ----------       ------------
     Net tax unrealized appr (depr)           $  727,592       $ (2,531,584)
                                              ----------       ------------
                                              ----------       ------------
     Undistributed ordinary income            $  327,069                $--
     Undistributed long-term capital gain        186,626                $--
                                              ----------       ------------
     Total distributable earnings             $1,241,287       $ (2,531,584)
                                              ----------       ------------
                                              ----------       ------------
     Other accumulated gains/(losses)         $       --       $(12,674,823)
                                              ----------       ------------
     Total accumulated earnings/(losses)      $1,241,287       $(15,206,407)
                                              ----------       ------------
                                              ----------       ------------

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE 10 - SUBSEQUENT EVENTS

Effective OCTOBER 21, 2005, the Perkins Opportunity Fund closed to new purchases, including new shares purchased by existing shareholders and all reinvestments.

Effective DECEMBER 7, 2005, the Perkins Opportunity Fund will liquidate and close. Due to the shrinking asset base, increasing expense ratio and current performance history, the Perkins Opportunity Fund's management and the Board of Trustees has determined that it is in the best interest of the shareholders of the Perkins Opportunity Fund to liquidate the Perkins Opportunity Fund. In preparation for the dissolution of the Fund, as of November 2, 2005 the Advisor is no longer actively investing the Fund's portfolio in the stock market. Shareholders of the Perkins Opportunity Fund may redeem their investments as described in the Fund's prospectus. Accounts not redeemed by December 7, 2005 will automatically be redeemed and cash proceeds will be sent to the address of record.

                               THE PERKINS FUNDS

MANAGEMENT OF THE FUNDS (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                  Number of
                                                                                  Portfolios
                                          Term of        Principal                in Fund
                              Position    Office and     Occupation               Complex***<F22>    Other
Name, Address                 with        Length of      During                   Overseen           Directorships
and Age                       the Trust   Time Served    Past Five Years          by Trustees        Held
-------------                 ---------   -----------    ---------------          ---------------    -------------

                                                 Independent Trustees of the Trust
                                                 ---------------------------------
Dorothy A. Berry*<F20>        Chairman    Indefinite     President, Talon         2                  None.
(born 1943)                   and         Term           Industries, Inc.
2020 E. Financial Way         Trustee     since          (administrative,
Suite 100                                 May 1991.      management and
Glendora, CA 91741                                       business consulting);
                                                         formerly Chief
                                                         Operating Officer,
                                                         Integrated Asset
                                                         Management
                                                         (investment
                                                         advisor and
                                                         manager) and
                                                         formerly President,
                                                         Value Line, Inc.
                                                         (investment
                                                         advisory and
                                                         financial
                                                         publishing firm).

Wallace L. Cook*<F20>         Trustee     Indefinite     Retired.                 2                  None.
(born 1939)                               Term           Formerly Senior
2020 E. Financial Way                     since          Vice President,
Suite 100                                 May 1991.      Rockefeller Trust
Glendora, CA 91741                                       Co.; Financial
                                                         Counselor,
                                                         Rockefeller & Co.

Carl A. Froebel*<F20>         Trustee     Indefinite     Private Investor.        2                  None.
(born 1938)                               Term           Formerly Managing
2020 E. Financial Way                     since          Director, Premier
Suite 100                                 May 1991.      Solutions, Ltd.
Glendora, CA 91741                                       Formerly President
                                                         and Founder,
                                                         National Investor
                                                         Data Services, Inc.
                                                         (investment related
                                                         computer software).

Rowley W.P. Redington*<F20>   Trustee     Indefinite     President;               2                  None.
(born 1944)                               Term           Intertech Computer
2020 E. Financial Way                     since          Services Corp.
Suite 100                                 May 1991.      (computer services
Glendora, CA 91741                                       and consulting).

                                                  Interested Trustee of the Trust
                                                  -------------------------------
Steven J. Paggioli**<F21>     Trustee     Indefinite     Consultant since         2                  Trustee,
(born 1950)                               Term           July 2001; formerly,                        Managers
2020 E. Financial Way                     since          Executive Vice                              Funds.
Suite 100                                 May 1991.      President,
Glendora, CA 91741                                       Investment
                                                         Company
                                                         Administration,
                                                         LLC ("ICA")
                                                         (mutual fund
                                                         administrator).

                                                       Officers of the Trust
                                                       ---------------------
Robert M. Slotky              President   Indefinite     Vice President,          2                  Not
(born 1947)                               Term since     U.S. Bancorp                                Applicable.
2020 E. Financial Way                     August 2002.   Fund Services,
Suite 100                                                LLC since July
Glendora, CA 91741            Chief       Indefinite     2001; formerly,
                              Compliance  Term since     Senior Vice
                              Officer     September      President, ICA
                                          2004.          (May 1997-
                                                         July 2001).

Eric W. Falkeis               Treasurer   Indefinite     Vice President,          2                  Not
(born 1973)                               Term           U.S. Bancorp                                Applicable.
615 East Michigan St.                     since          Fund Services,
Milwaukee, WI 53202                       August 2002.   LLC since 1997;
                                                         Chief Financial
                                                         Officer, Quasar
                                                         Distributors, LLC
                                                         since 2000.

Chad E. Fickett               Secretary   Indefinite     Assistant Vice           2                  Not
(born 1973)                               Term           President, U.S.                             Applicable.
615 East Michigan St.                     since          Bancorp Fund
Milwaukee, WI 53202                       March 2002.    Services, LLC
                                                         since July 2000.

  *<F20> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F21> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F22> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

                               THE PERKINS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how The Perkins Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at
(800) 280-4779, by accessing the Funds' website at www.perkinscapital.com, or by accessing the SEC's website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available by calling (800) 280-4779 and on the SEC's website at www.sec.gov.
                                                   -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Perkins Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling (800) 280-4779. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------

                               THE PERKINS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreements for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Perkins Opportunity Fund and the Perkins Discovery Fund (the "Funds"). This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of each Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of each Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that although the Perkins Discovery Fund's performance figures were below the median for its peer group for all relevant periods, the performance for the Perkins Discovery Fund was not outside of the range of its peer group for any period, the performance for three-years was ranked in the third quartile, the five-year performance was good on an absolute basis, and the Fund had good long-term and since inception performance. The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

     With respect to The Perkins Opportunity Fund, the Trustees noted its poor long-term performance in comparison to applicable benchmarks and the Discovery Fund, which invested in similar securities and according to a similar style. The Trustees noted that the Perkins Opportunity Fund's performance figures were below the median for its peer group for all relevant periods, and was well below the Perkins Opportunity Fund's benchmarks. The Trustees remained unsatisfied that the Advisor had identified the cause of underperformance and would take the steps necessary to improve performance over the long-term. The Trustees also noted that the Perkins Opportunity Fund's total expense ratio was well above its peer group median.

     It was noted that the Advisor had been repeatedly asked to communicate to the Board its strategies for improving Perkins Opportunity Fund performance but had not satisfactorily provided a response. It was also noted that in response to questions from the Advisor regarding available options for the Fund, the Board had consistently provided a number of suggestions. For these and other reasons, the Board concluded that it was in the best of interest of Fund shareholders to re-approve the investment advisory contract only for a period sufficient for the Advisor to pursue one of many available options on behalf of the Fund. These include, among other things: (a) the Fund's orderly liquidation; (b) the merger of the Fund into the Perkins Discovery Fund; (c) the sale of Fund assets, and/or the reduction of Fund expenses. Furthermore, the Board concluded that its re-approval of the investment advisory contract would be at a reduced advisory fee rate of 0.50%, which approximated the Advisor's "break even" point.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that the Advisor had agreed to maintain an annual expense ratio of 2.50%. The Trustees noted that, while the Fund's total expense ratio was above its peer group median, the expense structure was within the range of the Fund's peer group and in line with the fees charged by the Advisor to its other investment management clients and were not excessive.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow. The Board noted that although the Funds do not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report and considered that the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars" and the 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Perkins Discovery Fund, and that the Perkins Discovery Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Perkins Discovery Fund and its shareholders. The Trustees determined that based on Fund performance,that the advisory arrangement with the Advisor with regards to the Perkins Opportunity Fund should continue at a reduced advisory fee and subject further Board action.

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                            Wayzata, MN  55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title)  /s/Robert M. Slotky
                               ----------------------------------
                               Robert M. Slotky, President

     Date     December 2, 2005
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Robert M. Slotky
                               ----------------------------------
                               Robert M. Slotky, President

     Date     December 2, 2005
           ----------------------------------

     By (Signature and Title)  /s/Eric W. Falkeis
                               ----------------------------------
                               Eric W. Falkeis, Treasurer

     Date     December 2, 2005
           ----------------------------------

*  Print the name and title of each signing officer under his or her signature.